Portfolio of Investments
Columbia International Dividend Income Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 1.1%
carsales.com Ltd.	298,266	5,297,257
Austria 1.3%
Erste Group Bank AG	141,826	6,213,841
Canada 5.8%
Canadian National Railway Co.	73,265	9,283,082
Manulife Financial Corp.	459,680	8,218,788
Ritchie Bros. Auctioneers, Inc.	60,223	4,087,781
TC Energy Corp.	131,004	6,144,867
Total		27,734,518
China 4.9%
NetEase, Inc., ADR	122,733	13,222,026
Ping An Insurance Group Co. of China Ltd., Class H	1,535,000	10,640,992
Total		23,863,018
Denmark 3.3%
Novo Nordisk A/S, Class B	67,186	7,192,266
Tryg AS	354,782	8,604,648
Total		15,796,914
Finland 0.7%
UPM-Kymmene OYJ	99,049	3,591,607
France 10.5%
AXA SA	269,715	7,413,940
BNP Paribas SA	222,485	13,827,357
L’Oreal SA	12,563	5,672,663
Schneider Electric SE	23,804	4,224,589
TotalEnergies SE	228,814	10,528,364
VINCI SA	96,121	9,094,172
Total		50,761,085
Germany 11.0%
Adidas AG	18,606	5,381,183
Deutsche Telekom AG, Registered Shares	481,873	8,487,079
E.ON SE	611,001	7,537,522
Evonik Industries AG	180,678	5,432,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	32,768	8,810,812
Siemens AG, Registered Shares	66,058	10,530,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Vantage Towers AG	213,064	7,094,779
Total		53,274,559
Hong Kong 1.8%
Hong Kong Exchanges and Clearing Ltd.	162,000	8,908,618
Indonesia 1.9%
PT Bank Rakyat Indonesia Persero Tbk	31,417,852	8,952,110
Ireland 1.8%
CRH PLC	173,934	8,455,739
Japan 9.1%
Disco Corp.	24,300	6,955,929
Japan Exchange Group, Inc.	337,000	7,296,424
Rohm Co., Ltd.	88,100	8,181,335
Tokyo Electron Ltd.	10,900	5,727,620
Toyota Motor Corp.	887,500	15,743,586
Total		43,904,894
Jersey 0.7%
Amcor PLC	291,828	3,327,396
Netherlands 4.2%
Akzo Nobel NV	79,862	8,403,584
ING Groep NV	516,119	7,129,386
Koninklijke Philips NV	129,627	4,568,102
Total		20,101,072
Norway 1.9%
Equinor ASA	370,941	9,281,300
Singapore 2.3%
DBS Group Holdings Ltd.	510,100	11,111,310
South Korea 3.5%
Samsung Electronics Co., Ltd.	281,671	16,907,649
Spain 3.4%
Iberdrola SA	691,964	7,772,227
Industria de Diseno Textil SA	277,445	8,770,233
Total		16,542,460
Sweden 1.5%
Sandvik AB	296,172	7,312,258
Columbia International Dividend Income Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 7.0%
Nestlé SA, Registered Shares	111,945	14,348,190
Novartis AG, ADR	85,630	6,824,711
Roche Holding AG, Genusschein Shares	25,937	10,126,073
SGS SA, Registered Shares	792	2,389,284
Total		33,688,258
Taiwan 5.3%
MediaTek, Inc.	289,000	10,476,439
Taiwan Semiconductor Manufacturing Co., Ltd.	701,000	14,909,353
Total		25,385,792
United Kingdom 15.7%
3i Group PLC	306,174	5,617,665
Anglo American PLC	365,235	13,444,244
BT Group PLC(a)	4,075,556	8,579,434
Diageo PLC	156,718	7,909,283
Experian PLC	131,755	5,915,254
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	429,894	8,728,185
Linde PLC	23,873	7,575,685
Reckitt Benckiser Group PLC	106,562	8,631,848
RELX PLC	96,513	2,995,051
Unilever PLC	125,666	6,472,446
Total		75,869,095
Total Common Stocks (Cost $413,514,449)		476,280,750

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	4,062,189	4,061,783
Total Money Market Funds (Cost $4,061,783)		4,061,783
Total Investments in Securities (Cost $417,576,232)		480,342,533
Other Assets & Liabilities, Net		2,324,415
Net Assets		$482,666,948

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	17,052,705	20,782,113	(33,773,035)	—	4,061,783	—	1,739	4,062,189
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia International Dividend Income Fund | First Quarter Report 2021

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1QT154_08_M01_(01/22)